As filed with the Securities and Exchange Commission on    December
22,1995                                           Registration No. 2-92633


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM N-1A
                         REGISTRATION STATEMENT UNDER
                      THE SECURITIES ACT OF 1933     X
               POST-EFFECTIVE AMENDMENT NO.   20         X
                                     and
                         REGISTRATION STATEMENT UNDER
                  THE INVESTMENT COMPANY ACT OF 1940     X

                       AMENDMENT NO.   23         X



                         MANNING & NAPIER FUND, INC.
              (Exact Name of Registrant as Specified in Charter)



                 1100 Chase Square, Rochester, New York 14604
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code (716) 325-6880

                     B. Reuben Auspitz or Barbara Lapple
                       c/o Manning & Napier Fund, Inc.
                              1100 Chase Square
                          Rochester, New York 14604
                   (Name and Address of Agent for Service)


                                  Copies to:
                            Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius
                            2000 One Logan Square
                            Philadelphia, PA 19103


It is proposed that this filing will become effective    60 days after
filing     pursuant to paragraph    (a)     of Rule 485.



Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act
of  1940.    Registrant's Rule 24f-2 Notice for its fiscal year ended December
31, 1994 was filed on February 25, 1995.

                         MANNING & NAPIER FUND, INC.
                            Cross Reference Sheet





Form N-1A item
---------------------------------------
Item Number
---------------------------------------
Part A                                                      Prospectus Caption
---------------------------------------  ---------------------------------------------------------

1.                                       Cover Page
2.                                                                                               *
3.                                       Consolidated Financial Information
4.                                       General Information; Cover Page; Investment Objective
                                         and Policies; Principal Investment Restrictions
5.     (a-b)                             Management
       (c)                                                                                       *
       (d)                               General Information
       (e)                               Management
       (f)                                                                                       *
6.     (a-e)                             General Information
       (f-g)                             Dividends and Tax Status
7.                                       Subscriptions, Exchanges & Redemptions of Shares
8.                                       Subscriptions, Exchanges & Redemptions of Shares
9.                                                                                               *
Part B                                   Statement of Additional Information or Prospectus Caption  (indicated by See Part A")
---------------------------------------
10.                                      Cover Page
11.                                      Cover Page
12.                                                                                              *
13.                                      Investment Objective and Policies
14.                                      Management
15.    (a-b)                             See Part A--General Information
       (c)                               Management
16.    (a-c)                             Management
       (d-g)                                                                                     *
       (h)                               See Part A--General Information
       (i)                                                                                       *
17.    (a)                               Management--Portfolio Transactions and Brokerage
       (b)                                                                                       *
       (c)                               Management--Portfolio Transactions and Brokerage
18.    See Part A--General Information
19.    (a-b)                             See Part A--Offering of Shares
       (c)                               See Part A-Redemption of Shares
       (d)                                                                                       *
20.    Dividends and Tax Status
21.                                                                                              *
22.                                                                                              *
23.    Financial Statements


Part C
---------------------------------------
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

* Not Applicable

                          WORLD OPPORTUNITIES SERIES
                         Manning & Napier Fund, Inc.
                              1100 Chase Square
                          Rochester, New York  14604
                                1-800-466-3863




        Manning & Napier Fund, Inc. (the "Company"), is an open-end management investment company consisting of multiple series, each a separate investment portfolio having its own investment objectives and policies. This Prospectus relates to the World Opportunities Series (the "Series") a series of the Fund.
 The Series' investment objective is to seek long-term capital growth.

       This Prospectus provides you with the basic information you should know before investing in the Series. You should read this Prospectus and keep it for future reference. A Statement of Additional Information, dated XXXXXXXXXXXX 1995 containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATIONS TO THE CONTRARY IS A CRIMINAL OFFENSE.

              THE DATE OF THIS PROSPECTUS IS XXXXXXXXXXX, 1995.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)






Maximum Sales Charge Imposed on Purchases   None
Redemption Fees(1)                          None




(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses" of the Series.

ANNUAL OPERATING EXPENSES

The following information provides (i) a tabular summary of expenses relating to the annual operating expense of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.



Annual Operating Expenses (as a percentage of average net assets):


                          World Opportunities
                                 Series
                          --------------------

Management Fees                          1.00%
12b-1 Fees                               None
Other Expenses                           0.50%
                          --------------------
Total Operating Expenses                 1.50%
                          ====================


Example:
You would pay the following expenses on a $1,000 investment, assuming a) 5% annual return and b) redemptions at the end of each period:




                             1 year   3 years
                            -------  --------
World Opportunities Series  $    15  $     48

purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in each Series. For a more complete description of the various costs and expenses illustrated above, please refer to the management section of the Prospectus.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN ABOVE.

THE FUND

      The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Company offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the World Opportunities Series, a series of the Company. Information regarding the Company's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863.

     Shares of the Series are offered directly to investors and to clients or employees of the Advisor or its affiliates that have authorized investment in the Fund as part of the discretionary account management services of the Advisor or its affiliates. Investors may be charged a fee if they effect transactions through a broker or agent.

     Since the Series may be used under varying conditions and market prices, the result for a given investor might differ from the result that would have been obtained had the Series been used for only clients with the same investment objective. However, the Advisor seeks to manage cash flows into and out of the Series in the interest of the Fund and its clients so as to minimize the effect on performance.

     As a general rule, the investment in shares of the Series on behalf of discretionary account clients is limited to a maximum of 5% -- or if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% -- of the client's portfolio.

RISK AND INVESTMENT OBJECTIVES AND POLICIES

GENERAL

     The objective of the Series is to seek long-term capital growth. The Series generally invests at least 65% of assets in common stocks of companies domiciled in at least three different countries. The Advisor will emphasize individual security selection to identify those issuers with excellent long-term business prospects and attractive valuations in the Advisor's opinion. It may invest up to 20% of assets in noninvestment-grade convertibles and debt securities. The Series' investment objectives and policies are not fundamental policies and may be changed without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change. There is no assurance that the Series will achieve its investment objective.

     The Series may also invest up to 35% of its assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments, or their respective agencies and instrumentalities. The value of debt securities usually fluctuates inversely to changes in interest rates.
The Series may invest in both exchange and over-the-counter traded securities.
 The Series may invest in such securities without regard to term or rating and may, from time to time, invest up to 20% of its assets in debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's"), or unrated securities of comparable quality as determined by the Advisor. These securities are commonly known as junk bonds. Ratings of corporate bonds including lower rated bonds are included in the Appendix. See "Additional Investment Policies-High Yield Debt Securities".

     In periods of unusual market conditions, when the Series' Advisor consider it appropriate, the Series may invest all or any part of the Fund's assets in cash, U.S. Government Securities, high quality commercial paper, bankers' acceptances, repurchase agreements and certificates of deposit.

     The Series is non-diversified portfolio under the Investment Company Act
     --
(the "1940 Act"), which means that the Series is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Series may invest a greater proportion of its assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to its securities. However, the Series intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

     For temporary defensive purposes during periods when the Advisor determine that market conditions warrant, the Series may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed to be creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and other investment companies investing solely in such securities as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix and the Statement of Additional Information.

     In addition, the Series may to varying degrees use certain techniques and strategies discussed below under "Risk and Additional Investment Policies".

SPECIAL RISK AND ADDITIONAL INVESTMENT POLICIES

  The Series may engage in the following investment policies and practices, some of which are described in more detail in the Statement of Additional Information.

FOREIGN INVESTMENTS

  Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S., including the possibility of unfavorable currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization, withholding taxes on income and difficulties in enforcing judgments. Foreign securities may be less liquid and more volatile than comparable U.S. securities. In general, there may be limited public information with respect to foreign issuers, and, some foreign issuers may also be subject to less comprehensive accounting and disclosure requirements than similar U.S. issuers.

     The Series investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

INVESTING IN OTHER INVESTMENT COMPANIES

  The Series may invest up to 10% of its total assets in closed-end investment companies commonly referred to as "country funds". Such investments will involve the payment of duplicate fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

SMALL COMPANIES

  The Series may invest in smaller, less well established companies which may offer greater opportunities for capital appreciation than larger, better established companies. These stocks may also involve certain risks related to limited product lines, markets or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes and fluctuate more sharply in value than exchange listed securities of larger companies.

U.S. GOVERNMENT SECURITIES

     The Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (i.e., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' rights to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., the Federal National Mortgage Association).

SHORT SALES

     The Series may within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that the Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of the Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.
ZERO-COUPON BONDS

     Debt securities in which the Series may invest may also include zero-coupon bonds. Zero-coupon bonds do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders. The Series may have to sell other securities to raise cash to satisfy this distribution requirement.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Certain of the obligations purchased by the Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

     The Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolio, that is, to reduce the overall level of risk that normally would be expected to be associated with its investments.
 The Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. The Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, the Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. The Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

     A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. The Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. The Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Series has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount by which the option is "in the money".

FUTURES CONTRACTS

     The Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. The Series may not purchase or sell futures contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) would exceed 5% of the market value of the Series' total assets. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under future contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

     The Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the prices of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than the related futures contracts resulting in losses to the Series. Certain futures exchanges or boards of trades have established daily limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase for sale certain futures contracts on any particular day.

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

     A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Options on stock index futures contracts gives the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of the Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Fund does not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract means the obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract means the obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. The Fund will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. The Fund may not purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) would exceed 5% of the market value of the Series' total assets. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

     A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

     There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the stocks held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "registered investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts and futures options.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

     The Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Series will maintain a separate account with a segregated portfolio of high quality liquid debt instruments or cash in an amount at least equal to the purchase price.

MORTGAGE-BACKED SECURITIES

     The Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance. However, the guarantees or insurance do not extend to the mortgage-backed securities' values, which are likely to vary inversely with fluctuations in interest rates.

     Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. When the Advisor is determining the maturity of pass-through certificates the Advisor will consider the maturity to be equal to the average life rather than the stated maturity. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time.
 Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

SECURITIES LENDING

     The Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determine to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the Series.

HIGH YIELD DEBT SECURITIES

     High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. The Series will also seek to minimize risk by diversifying its holdings.

PRINCIPAL INVESTMENT RESTRICTIONS

     The Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

     The Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

     The Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry.

     The Series may not invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

     The Series may invest its assets in securities of any other investment company (closed-end and open-end), (1) by purchase in the open market involving only customary brokers' commissions, (2) in connection with mergers, acquisitions of assets, or consolidation, or (3) as otherwise permitted by law, including the 1940 Act.

     The Series may not make loans, except through repurchase agreements.

     Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT

     The overall business and affairs of the Company are managed by its Board of Directors. The Board approves all significant agreements between the Company and persons or companies furnishing services to the Company, including the Company's agreements with its Investment Advisor and Custodian. The day-to-day operations of the Company are delegated to the Company's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts make all the investment decisions for the Fund.

     The Advisor acts as Investment Advisor to the Company and supervises and arranges the purchase and sale of securities held in the portfolio of the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Company including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Company to serve as such.

     As of the date of this prospectus, the Advisor supervised approximately $5 billion n assets of clients, including both individuals and institutions. For its services to the Company under the Investment Advisory Agreement, the Company pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Company's daily net assets. This fee is higher than the mean fee paid by all other mutual funds. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Company. The Company is responsible for its operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, Shareholder Servicing or Transfer Agent and Accounting Services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incident to the registration under Federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations which the Fund may have to indemnify its officers and Directors.

     --
PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES

     The minimum initial investment in the Series is $2,000 and subsequent purchases must be at least $100. The Distributor reserves the right to waive these minimum initial or subsequent investment requirements in its sole discretion. The Distributor has the right to refuse any order. The Distributor may suspend offering shares to other than discretionary management accounts of the Advisor.

     Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

     A purchase order will be effective as of the day received by the Distributor receives the order before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Series is the net asset value next determined after a purchase order is effective.

     The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

     The Advisor will not accept securities for the Series unless (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and (3) prices are available from an independent pricing service provided by the Series' Board of Directors.

     As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares in a direct investment account with the Fund for which payment has been received by the Transfer Agent may be exchanged for shares of any of the other Manning & Napier Fund, Inc. Series at the net asset value. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making any exchange. The exchange privilege may not be available in all states. For federal and state income tax purposes, an exchange is treated as a sale of the shares exchanged and therefore, an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days notice to shareholders subject to applicable law.

     If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "good order" to the Transfer Agent. "Good Order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as the term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange.
Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation.
Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above requirements for redemption. Within three days after receipt of a redemption request by the Transfer Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

     Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash.

     Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

     Manning & Napier Investor Services, Inc. acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor receives no fee from the Fund and there are no additional costs to shareholders for this service. The Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

NET ASSET VALUE

     The Series' net asset value per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is the value of the Series' assets, less its liabilities, divided by the number of shares of the Series outstanding. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS

DIVIDENDS AND DISTRIBUTIONS

     The Series expects to pay ordinary income dividends and capital gain distributions, if any, annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Series, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate of 20% from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a general summary of certain tax considerations affecting the Series and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. The Fund is not managed with respect to tax outcomes for its shareholders.

     Under the Code, the Series is treated as a separate entity for tax purposes. The Series which has been in operation has qualified and the Series intends to qualify as a regulated investment company under Subchapter M of the Code. If the Series so qualifies, it will not be subject to federal income taxes on its net investment income and capital gains, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans. In view of the Series' investment policy, ordinary income dividends, if any, are expected to be small.

     A 4% non-deductible Federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. Federal income tax consequences described above.

ADDITIONAL DIVIDEND AND TAX INFORMATION

     Income, such as dividends and interest, received by the Fund may give rise to withholding taxes imposed by foreign countries, generally at rates from 10% to 40%. Tax conventions and treaties between such countries and the United States may reduce or eliminate such taxes.

     If more than 50% of the value of the Fund's total assets at the close of its fiscal year consists of stocks or securities of foreign corporations, the Fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include in gross income their respective pro rata portions of foreign taxes paid by the Fund, and either deduct such respective pro rata portions in computing their taxable incomes or, alternatively, use such pro rata portions as foreign tax credits against their U.S. income taxes. Investors should note that Code
Section 904 imposes significant limitations on a taxpayer's ability to claim the foreign tax credit.

GENERAL INFORMATION

     The Company was incorporated on July 26, 1984 as a Maryland corporation. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

     The Company does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Company will assist with shareholder communications in connection with the meeting. The shares of the Company have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Company's shareholders will vote in the aggregate and not by Series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series. Income, direct liabilities and direct operating expenses of each Series will be allocated directly to each Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of each Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

     Coopers & Lybrand, L.L.P. has been selected as the independent accountants of the Series and performs an annual audit of the Series' accounts and review the Series' tax returns.

     Boston Safe Deposit and Trust Company, acts as Custodian of the assets of the Series. The Advisor, acting as Transfer Agent, maintains its own shareholder account records, and shareholder inquiries should be directed to Manning & Napier, P.O. Box 41118, Rochester, New York 14604.

                                   APPENDIX


                    DESCRIPTION OF CORPORATE BOND RATINGS


Moody's Investors Services, Inc.'s corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     --
                                   APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
     -Leading market positions in well-established industries.
          -High rates of return on funds employed.
     -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     -Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having only speculative capacity for timely payment.

     C - Commercial papers rated C are assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


     --

                         MANNING & NAPIER FUND, INC.

               Statement of Additional Information dated XXXXXX




This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with each Fund's Prospectus for the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Defensive Series, Maximum
Horizon Series and the    World Opportunities Series     copies of which may
be obtained from Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, NY 14604.







TABLE OF CONTENTS


                                                             Page
                                                             ----

Investment Objective, Policies and Restrictions of the Fund  B-2
Risk and Investment Policies                                 B-2
Investment Restrictions                                      B-14
Portfolio Turnover                                           B-16
Management                                                   B-16
The Advisor                                                  B-21
Custodian and Independent Accountant                         B-22
Portfolio Transactions and Brokerage                         B-22
Net Asset Value                                              B-23
Redemption of Shares                                         B-24
Payment for Shares Received                                  B-24
Redemption in Kind                                           B-24
Federal Tax Treatment of Dividends and Distributions         B-24
Qualification as Regulated Investment Company                B-24
Fund Distributions                                           B-26
Other Considerations                                         B-28










INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS OF THE FUND

     Each Series' portfolio and strategies with respect to the composition of their respective portfolios are described in the prospectus. If there is a change in the Series' investment objective, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the fund remains an appropriate investment in light of their then current financial position and needs. Convertible bonds purchased by the Series may have a call feature. Warrants purchased by the Fund may or may not be listed on a national securities exchange. The Fund has no current intention to engage in "short sales against the box". All of the series policies regarding options discussed below are fundamental.

RISK AND INVESTMENT POLICIES

Writing Covered Call and Secured Put Options

     As a means of protecting their assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

     As described in the Prospectus, when a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

     A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearing house for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

     A Series may write only covered call options. A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, Treasury bills or other liquid high grade short-term obligations in a segregated account with its custodian, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.


     Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

     The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     If a call option on a security expires unexercised, a Series will realize a short-term capital gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

     Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

     The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

     A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will establish a separate account with the Fund's custodian consisting of cash or U.S. Government or other high grade liquid debt obligations equal to the amount of the Series assets that could be required to consummate the put options. For purposes of determining the adequacy of the securities in the account, the deposited securities will be valued at fair market value. If the value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

     A put option is secured if a Series maintains in a segregated account with its Custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period.
A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the interest earned on the amount held in U.S. Government securities plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and interest earned on the amount held in U.S. Government securities.

     A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

     Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where one obtains greater current income at the risk of foregoing potential future gains, one purchasing put options is in effect foregoing current income in return for reducing the risk of potential future losses.

     A Series will purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security. Should the security decline in value below the exercise price of the put option, however, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series, at the exercise price. In this case a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Certain Risk and Other Factors Respecting Options

     As stated in the Prospectus, positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same series, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to use the amount held in cash or U.S. Government securities as security for the put option for other investment purposes until the exercise or expiration of the option.

     Possible reasons for the absence of a liquid secondary market on an exchange for an option include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities;
(d) inadequacy of the facilities of an exchange or OCC to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders.

     Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Fund's Investment Advisor, Manning & Napier Advisors, Inc., may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.
     If Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option the Fund writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities stated in the Prospectus) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". The Fund will also treat as illiquid any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating the general issue of whether or not the OTC options should be considered to be liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

     Although OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

     The Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the Series may execute. The Fund's program of writing and/or purchasing such options with respect to as much of its portfolio as possible will increase the transaction costs borne by the Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts

     Each Series, except for the Fixed Income Series of the Fund, may enter into Stock Index Futures Contracts to provide: (1) a hedge for a portion of the Series' portfolio; (2) a cash management tool; (3) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use Stock Index Futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of Stock Index Futures Contracts could be used to adjust the exposure or hedge the Series' portfolio, the Series may be able to do so more efficiently and at a lower cost through the use of Stock Index Futures Contracts.

     A Stock Index Futures Contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.
 No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     The Series will not enter into a Stock Index Futures Contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

     Unlike the purchase or sale of an equity security, no price is paid or received by the Series upon the purchase or sale of a Stock Index Futures Contract. Upon entering into a Futures Contract, the Series would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Treasury bills known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a Stock Index Futures Contract and the price of the underlying stock index has risen, that futures position will have increased in value and the Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Series has purchased a Stock Index Futures Contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

     The Series will not enter into Stock Index Futures Contracts for speculation and will only enter into Futures Contracts which are traded on established futures markets. The Series may, however, purchase or sell Stock Index Futures Contracts with respect to any stock index. Nevertheless, to hedge the Series' portfolio successfully, the Advisor must sell Stock Index Futures Contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

     Closing out an open Stock Index Futures Contract sale or purchase is effected by entering into an offsetting Stock Index Futures Contract purchase or sale, respectively, for the same aggregate amount of identical securities with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realize a gain; if it is more, the Series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realize a gain; if it is less, the Series realize a loss. The Series must also be able to enter into an offsetting transaction with respect to a particular Stock Index Futures Contract at a particular time. If the Series are not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the Stock Index Futures Contract.

     The Series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. The Series may close their positions by taking opposite positions which would operate to terminate the Series' position in the Stock Index Futures Contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

     Stock Index Futures Contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intend to purchase or sell Stock Index Futures Contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular time. In such an event, it might not be possible to close a Stock Index Futures Contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event Stock Index Futures Contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the Stock Index Futures Contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the Stock Index Futures Contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the Futures Contract and thus provide an offset to losses on a Stock Index Futures Contract.

     There are several risks in connection with the use by the Series of Stock Index Futures Contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the Futures Contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into Stock Index Futures Contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

     Successful use of Stock Index Futures Contracts by the Series for hedging purposes is also subject to the Advisor's ability to correctly predict
movements in the direction of the market.   It is possible that, when the
Series have sold Futures to hedge their portfolios against a decline in the market, the index or indices on which the Futures are written might advance
and the value of securities held in the Series' portfolio might decline.   If
this were to occur, the Series would lose money on the Futures and also would
experience a decline in value in its portfolio securities.   However, while
this might occur to a certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the Futures, which are intended to correlate to the
price movements of the portfolio securities sought to be hedged.   It is also
possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that it had hedged, because it would have offsetting losses in their Futures positions.
In addition, in such situations, if the Series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, the Series might have to sell securities at a time when it would be disadvantageous to do so.
     In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the Stock Index Futures Contracts and the portion of the portfolio to be hedged, the price movements in the Futures Contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to
margin deposit and maintenance requirements.   Rather than meeting additional
margin deposit requirements, investors might close Stock Index Futures Contracts through offsetting transactions which could distort the normal
relationship between the index and futures markets.   Second, the margin
requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of Stock Index Futures Contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

     Options on Futures give the purchaser the right, in return for a premium paid, to assume a position in a Futures Contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the Stock Index Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Stock Index Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. Alternatively, settlement may be made totally in cash.

     The Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading in certain options;
(ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Futures on Securities

     A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts, by law are not permitted on individual corporate securities and municipal securities but instead are traded on exempt securities, such as government securities and broad-based indexes of securities.

these futures contracts will primarily consist of futures based on government
securities (i.e., Treasury Bonds).   By purchasing futures on securities, the
Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions

     In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series except the Tax Exempt Series of the Fund is authorized to enter into forward foreign currency exchange contracts. In addition, each Series, is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts

     Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

     First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

     Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     A separate account of each Series consisting of cash or high-grade liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as
set forth above, will be established with the Series' custodian.   For the
purpose of determining the adequacy of the securities in the account, the
deposited securities will be valued at market or fair value.   If the market
or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts

     Each Series, is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called (i.e., long) for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. Such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. The Series will not enter in a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will not exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under future contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

     Although the Series intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

     Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that a liquid market will develop for any particular futures contracts. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to futures contracts or the underlying security or asset; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of certain futures, in which event the secondary market on that exchange would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Call options sold by the Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or the placement of cash or high-grade liquid securities in a segregated account to fulfill the obligations undertaken by the futures contract. A put option sold by the Series is covered when, among other things, cash or high-grade liquid securities are placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options

     Each Series, except for the tax-exempt series of the Fund, are authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. The Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a high return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors which influence foreign exchange rates and investments generally.
Obligations of Supranational Agencies

     Currently, the Global Fixed Income Series, Flexible Yield Series I, Flexible Yield Series II and the Flexible Series Yield III may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank. For concentration purposes, supranational entities are considered an industry.

U.S. Government Securities

     Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is minimal.

Tax-exempt Securities

     The New York Tax Exempt Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series may invest in tax-exempt securities issued by New York, Ohio or any State of the United States, respectively, and such State's political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.

     Each tax-exempt series is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the Series may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The other 25% of each Series' total assets may be in the securities of any one issuer.

     Each Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any "industry." However, Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

     Each of the tax-exempt series believes that in general the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

     It is nonetheless possible that a Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

     Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

     Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not be state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

     In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities. Because the outcome of current discussions concerning health care, including the deliberations of President Clinton's task force on health care reform, is highly uncertain, the Advisor cannot predict the likely impact of reform initiatives.

Mortgage-Backed Securities

     Each Series, except for the Tax Exempt Series, may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature.
For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     Each Series, except for the Tax Exempt Series, may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Risk Factors Relating to New York Tax Exempt Securities

     General. The following information as to certain New York risk factors have been provided in view of the New York Tax Exempt Series' policy of concentrating in New York Municipal Securities. This information constitutes only a brief summary, does not purport to be a complete description of New York risk factors, and is principally drawn from official statements relating to securities offerings of the State of New York that have come to the Portfolio's attention and were available as of the date of this Statement of Additional Information. The New York Tax Exempt Series has not independently verified any of the information contained in the official statement, but is not aware of any fact which would render such information inaccurate.

     The economy of New York is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. In the calendar years of 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation. Accordingly, unemployment in the State rose drastically in the late 1980's and early 1990's. However, since early 1993, employment growth resumed and the State has gained approximately 100,000 jobs.

     Revenues and Expenditures. New York's Governmental Funds receive over 54% of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied resources supply the balance of the receipts for these funds. New York's major expenditures are grants to local governments, which are projected to account for 69%, or $4.7 billion, of all Governmental Funds expenditures in fiscal 1994. These grants include disbursements for elementary, secondary and higher education, social services, drug abuse control, and mass transportation programs.

     Fiscal 1994. The State completed its 1994 fiscal year with a cash-basis General Fund (the major operating fund of the State) positive balance of $1.026 billion. The State's 1994-1995 Financial Plan projects a balanced General Fund.

     State Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long term borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long term debt that may be so authorized and subsequently incurred by the State. The State may undertake short term borrowings without voter approval (i) in the anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized by unissued bonds, by issuing bond anticipation notes. The State Constitution provides that the State may guarantee the repayment of certain borrowings to carry out designated projects by the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey.

     Debt Ratings. Due primarily to the deteriorating economy and recurring deficits, Moody's lowered its ratings on New York State general obligations in 1990 from A1 to A. In January 1992, Moody's lowered the ratings on a substantial number of the State's appropriation-backed debt from A to Baa1, and stated that it had put the State's general obligations under review for possible downgrade in the future. S&P lowered its ratings on the State's general obligations in March 1990 from AA- to A, and in January 1992, S&P further lowered the rating to A-. In January 1992, S&P also downgraded to A-various agency debt, State moral obligations, contractual obligations, lease purchase obligations, guarantees and school district debt. S&P currently assesses the rating outlook for New York obligations as "negative". Fitch maintains an A+ rating for New York State general obligations. Future negative rating actions would tend to increase the State's borrowing costs as well as to negatively effect the prices of bonds held by the New York Tax Exempt Series.

     Litigation. Certain litigation is pending against New York that could adversely affect the financial condition of the State in fiscal 1995 or thereafter. These legal proceedings involve State finances, State programs and miscellaneous tort, real property, and contract claims in which the State is defendant and the monetary damages sought are substantial.

Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1995 State Financial Plan.

     New York City. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City achieved balanced operating results for the 1993 fiscal year as reported in accordance with GAAP. On July 8, 1994, the City submitted a financial plan for the 1994 fiscal year which projects a balanced budget for the 1994 fiscal year. The projections for the 1994 fiscal year reflect proposed actions to close a previously projected gap of approximately $2.3 billion.

Convertible Securities

     Convertible Securities in which the Series' invest may be converted at either a stated price or stated rate into underlying shares of common stock thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants

     Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which it entitles the holder to purchase, and
(2) do not represent any rights in the assets of the issuer.

Investment in Restricted Securities

     Each Series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act").
 Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The Securities and Exchange Commission ("SEC") adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers". The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Board of Directors.

INVESTMENT RESTRICTIONS

     Each Series has adopted certain restrictions set forth below (in addition to those indicated in the prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

A Series may not:

     1. Purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

     2. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

     3. Issue senior securities or pledge its assets, except that each Series, may invest in futures contracts and related options;

     4. Buy or sell commodities or commodity contracts (the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, Tax
Managed Series and the    World Opportunities Series    , also expressly
provide that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. The Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, and the Maximum Horizon Series may not buy or sell commodities or commodity contracts, provided that the Series may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts, or buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

     5. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     6. Make investments for the purpose of exercising control or management;

     7. Participate on a joint or joint and several basis in any trading account in securities;

     8. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. These investment companies typically incur fees that are separate from those fees incurred directly by the Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. All Series,
Except the Tax Managed Series and    World Opportunities Series    , will not
purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

     9. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

     10. Purchase foreign securities if as a result of the purchase of such securities more than 10% of a Series' assets (25% in the case of the Tax Managed Series, Life Sciences Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, Maximum Horizon Series and 100% in the case of
the International Series, Global Fixed Income Series and    World
Opportunities Series    ) would be invested in foreign securities provided
that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

     11. The Fund's investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

     12. The Fund will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

     13. The Fund will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Portfolio's assets would be invested in securities of such companies.
        14. Invest more than 5% of the value of its total net assets in warrants (except for the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series and the Diversified Series). Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock
Exchange.

     Two Series are subject to the following investment limitations which are not fundamental:

     1. In the case of the Energy Series, the Public Utility Holding Company Act of 1935 ("PUHCA") places certain restrictions on affiliates of public
utility companies as defined in PUHCA.   The Energy Series will not acquire 5%
or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

     2. The Financial Services Series may purchase securities of an issuer which derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions and applicable SEC regulations:

     a. the purchase cannot cause more than 5% of the Series' total assets to be invested in all securities of that issuer;

     b. for an equity security--(i) the purchase cannot result in the Series' owning more than 5% of the issuer's outstanding securities in that class; and (ii) at the time of purchase, the security must meet the Federal Reserve Board's definition of a margin security (i.e., registration on a national securities exchange or listing by the Federal Reserve Board of Governors on the current OTC Margin Stock list).

     c. for a debt security--(i) the purchase cannot result in the Series owning more than 10% of the outstanding principal amount of the issuers debt securities; and (ii) at the time of purchase, the security must be of at least investment grade quality (i.e., at least BBB/Baa as determined by one of the major rating services or, if not rated, judged to be equivalent by the Series'
Directors).    See the Appendix to the Prospectus for an explanation of these ratings.

     All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Financial Services Series will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase would cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Portfolio Turnover

     An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its turnover rate will be less than 100%, except for the Tax Managed Series which expects its turnover rate will be no more than 50%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.

MANAGEMENT

The Directors and officers of the Fund are:





                             Position     Principal occupations
Name and address             with Fund    During past five years
---------------------------  -----------  ----------------------------------------------

B. Reuben Auspitz*           Vice         Executive Vice President, Manning & Napier
1100 Chase Square            President &  Advisors, Inc.
Rochester, NY 14604          Director     Director, President and Treasurer, Manning
                                          & Napier Advisory Advantage Corporation
                                          Director and President, Manning & Napier
                                          Investor Services, Inc.
                                          Director, Manning & Napier Leveraged
                                          Investing Company, Inc., since 1994
                                          Director, Chairman of the Board &
                                          Treasurer, Exeter Trust Company, since 1994
                                             President and Director, Manning &
                                          Napier Insurance Fund, Inc., since 1995
Martin Birmingham            Director     Trustee, The Freedom Forum, since 1980
Lincoln Tower, 16th Floor                    Director, Manning & Napier Insurance
Rochester, NY  14604                      Fund, Inc., since 1995
Harris H. Rusitzky           Director     Director and member of the Executive
One Grove Street                          Committee of Vari-Care, Inc. (chain of
Pittsford, NY 14534                       nursing homes) from 1970-1993
                                          President, The Greening Group, since 1994
                                          Director and Corporate Executive, Serve-
                                          Rite Corporation, from 1965-1994
                                             Director, Manning & Napier Insurance
                                          Fund, Inc., since 1995
Peter L. Faber*              Director     Partner - Kay, Scholer, Fierman, Hays &
1211 Avenue of the Americas               Handler (law firm) from 1984-1995
New York, New York 10036                     Partner - McDermott, Will & Emery (law
                                          firm) since October 1, 1995
                                          Director, Manning & Napier Insurance Fund,
                                          Inc., since 1995
William Manning              President    President and co-founder, Manning & Napier
1100 Chase Square                         Advisors, Inc. since 1970
Rochester, NY 14604                       President, Director, Founder & CEO,
                                          Manning Ventures, Inc. since 1992
                                          President, Director, Founder & CEO, KSDS,
                                          Inc. since 1992
                                          President, Kent Digital Signs, L.P. since 1992
                                          President, Director, Founder & CEO,
                                          Synmatix since 1993
                                          President, Director, co-founder & CEO,
                                          Manning Leasing since 1994
                                          President/Treasurer, Manning & Napier
                                          Leveraged Investing Company, Inc., since 1994
Timothy P. Mullaney, CPA     Treasurer &  Principal, Marketing Opportunity Group
1100 Chase Square            Chief Fin.   (self-employed) since 1990
Rochester, NY 14604          Officer      Mutual Fund Chief Financial Officer
                                          Manning & Napier Advisors, Inc., since 1994
                                             Treasurer and Chief Financial Officer,
                                          Manning & Napier Insurance Fund, Inc.,
                                          since 1995
Barbara A. Lapple            Corporate    Compliance Officer, Manning & Napier
1100 Chase Square            Secretary    Advisors, Inc., since 1984
Rochester, NY  14604                      Corporate Secretary & Compliance Officer,
                                          Manning & Napier Investor Services, Inc.,
                                          since 1990
                                          Corporate Secretary, Manning & Napier
                                          Leveraged Investing Company, Inc., since 1994
                                             Corporate Secretary, Manning & Napier
                                          Insurance Fund, Inc., since 1995






* Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

     The only Committee of the Corporation is an Audit Committee whose members are B. Reuben Auspitz and Harris H. Rusitzky.

     Directors affiliated with the Advisor do not receive fees from the Fund. Mr. Faber is deemed to be an interested person of the investment advisor because his firm provides legal services to the Advisor. Each Director who is not affiliated with the Advisor shall receive an annual fee of $5,000. Annual fees will be calculated monthly and prorated. Each Director who is not affiliated with the Advisor shall receive $500 per Board Meeting attended for each active Series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held.







COMPENSATION TABLE FOR FISCAL YEAR ENDED DECEMBER 31, 1994


Name                                                        Position         Aggregate      Pension   Est. Annual
                                                            from Registrant  Compensation             Benefits upon
                                                                                                      Retirement
B. Reuben                                                   Director         $           0  $      0  $            0
Auspitz*
Martin                                                      Director         $      14,500  $      0  $            0
Birmingham
Harris H.                                                   Director         $      28,500  $      0  $            0
Rusitzky
Peter L.                                                    Director         $      28,500  $      0  $            0
Faber*






COMPENSATION TABLE FOR FISCAL YEAR ENDED DECEMBER 31, 1994


Name                                                        Total
                                                            Compensation
                                                            from Registrant
B. Reuben                                                   $              0
Auspitz*
Martin                                                      $         14,500
Birmingham
Harris H.                                                   $         28,500
Rusitzky
Peter L.                                                    $         28,500
Faber*






*Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").
     The following persons were known by the Fund to own of record 5% or more
of the outstanding voting securities of each Series on    December 14,
1995:





NAME AND ADDRESS                                PERCENTAGE
--------------------------------------------  --------------
OF HOLDER OF RECORD                             OF SERIES
--------------------------------------------  --------------


Blended Asset Series I
--------------------------------------------

Custody First                                     6.61%
FBO Mitchell Pierson, Jr. Inc. 401(k) Plan
P.O. Box 41178
Rochester, New York 14604

Blended Asset Series II
--------------------------------------------

Custody First                                     6.02%
FBO NAMIC 401(k) Plan & Trust
P.O. Box 41178
Rochester, New York 14604

Custody First                                     5.37%
FBO Travelong Profit Sharing & Thrift Plan
P.O. Box 41178
Rochester, New York 14604


Flexible Yield Series I
--------------------------------------------

Custody First                                     9.72%
FBO Homemakers Upstate Group Inc. Retirement
Plan & Trust
P.O. Box 41178
Rochester, New York 14604

Elaine P. Tecler IRA Rollover                     8.34%
132 Clintwood Court
Rochester, New York 14620

Stuart R. Kornreich IRA Rollover                  9.53%
426 Rankin Avenue
Warren, Pennsylvania 16365

Penfield Fire Company                            10.55%
1838 Penfield Road
Penfield, New York 14526

Manning & Napier Advisors, Inc.                  11.54%
1100 Chase Square
Rochester, New York 14604

   Douglas Miller IRA                            14.68%
222 North Via Las Palmas
Palm Springs, CA 92262

Romine A. Webster IRA                             9.56%
222 North Via Las Palmas
Palm Springs, CA 92262

Flexible Yield Series II
--------------------------------------------

Kent H. Hudson IRA Rollover                       6.43%
508 Jackson Avenue
Warren, Pennsylvania 16365

June Dahlin & Richard Dahlin JTWROS               6.64%
1425 2nd Avenue
Apt. 206
Chula Vista, California 91911

Penfield Fire Company                             8.81%
1838 Penfield Road
Penfield, New York 14526

Charles E. Lucas IRA Rollover                    19.93%
505 Fairmount Avenue WE
Jamestown, New York 14701

   Jerry J. Vasicck IRA Rollover                  8.74%
65 Coventry Road
Endicott, NY 13760

Manning & Napier Advisors, Inc.                  31.45%
1100 Chase Square
Rochester, New York 14604


Flexible Yield Series III
--------------------------------------------

Synder Tank Savings & Security Plan               6.37%
3774 Lakeshore Road
Buffalo, New York  14219

Boy Scouts of America Troop 31                    8.82%
909 Fairport Road
East Rochester, New York 14445

Manning & Napier Advisors, Inc.                   9.41%
1100 Chase Square
Rochester, New York 14604

George T. & Jacqueline A. Golebiewski JTWROS     17.74%
4693 Pinecrest Terrace
Eden, New York 14057

Wanda Kogut                                      18.81%
264 Clinton Street
Whitesboro, New York 13492

New York Tax Exempt Series
--------------------------------------------

Manning & Napier Advisors, Inc.                   6.96%
FBO William B. Hale
1100 Chase Square
Rochester, New York 14604

Ohio Tax Exempt Series
--------------------------------------------

Allen Thorley Delloyd Inc.                        5.59%
5201 Abbe Road
Elyria, Ohio 44035

Manning & Napier Advisors, Inc.                  14.91%
FBO Franklin Eck
1100 Chase Square
Rochester, New York 14604


Manning & Napier Advisors, Inc.                  15.77%
FBO Ms. Nancy Peterson Trust
1100 Chase Square
Rochester, New York 14604

Diversified Tax Exempt Series
--------------------------------------------

Manning & Napier Advisors, Inc.                   5.65%
FBO TDS Company, Inc.
1100 Chase Square
Rochester, New York 14604

   Manning & Napier Advisors, Inc.                5.02%
FBO Sara B. Dorn
1100 Chase Square
Rochester, New York 14604



International Series
--------------------------------------------

Manning & Napier Advisors, Inc.                   6.48%
FBO American Electric Power Co. Pension Plan
1100 Chase Square
Rochester, New York 14604

Technology Series
--------------------------------------------

Manning & Napier Advisors, Inc.                   8.44%
FBO American Electric Power Co. Pension Plan
1100 Chase Square
Rochester, New York 14604

   Defensive Series
--------------------------------------------

Brook Anco Corporation 401(k) Plan                    11.44%
3495 Winton Place, Building B
Rochester, New York 14623

Updike, Kelly & Spellacy, PC Profit                   13.12%
Sharing Plan & Trust
One State Street
P.O. Box 231277
Hartford, Connecticut  06123-1277

Manning & Napier Advisors, Inc.                       28.83%
1100 Chase Square
Rochester, New York 14604

Conklin Instrument Corporation                        46.59%
Profit Sharing Plan
West Road
Pleasant Valley, New York 12569

Maximum Horizon Series
--------------------------------------------

Manning & Napier Advisors, Inc.                        9.57%
1100 Chase Square
Rochester, New York 14604

Tax Managed Series
--------------------------------------------

Manning & Napier Advisors, Inc.                       98.31%
1100 Chase Square
Rochester, New York 14604




The Advisor

     Manning & Napier Advisors, Inc. acts as the Fund's investment advisor. The Fund pays the Advisor for the services performed a fee at the annual rate of 1% of the Fund's daily net assets for the Small Cap Series, Energy Series, Technology Series, Maximum Horizon Series, Financial Services Series, International Series, Tax Managed Series, Life Sciences Series, Global Fixed
Income Series, Blended Asset Series I, Blended Asset Series II,    World
Opportunities Series    ,.80% for the Defensive Series, .35% for the Flexible
Yield Series I, .45% for the Flexible Yield Series II, .50% for the Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series and the
Diversified Tax Exempt Series.   For fiscal years ended 1987, 1988, 1989,
1992, 1993 and 1994, the aggregate total of fees paid by the Small Cap Series to the Advisor were $34,211, $114,125, $0, $184,465, $582,365 and $931,789 respectively. For the period November 4, 1988, (Commencement of Investment Operations) to December 31, 1988 and for the fiscal years ended 1989, 1990, 1991, and 1992, the aggregate total of fees paid by the Technology Series to the Advisor were $87,931, $660,878 $573,333, $603,370, and $249,485 respectively and for the period August 29, 1994 (Commencement of Operations) to December 31, 1994 a total of $151,936. For the period August 27, 1992, (Commencement of Investment Operations) to December 31, 1992 and for the fiscal years ended 1993 and 1994, the aggregate total fees paid by the International Series to the Advisor were $282,754, $868,462 and $870,103. For the period October 7, 1992, (Commencement of Investment Operations) to December 31, 1992 and for the fiscal year ended 1993 and 1994 , the aggregate total fees paid by the Life Sciences Series to the Advisor were $30,001, $560,977 and $749,795. For the fiscal years ended 1987, 1988 and 1989, the advisory fees waived by the Advisor for the Small Cap Series were $500, $707, and $489 respectively. For the period September 15, 1993, (Commencement of Operations) to December 31, 1993 and for the fiscal year ended 1994, the advisory fees waived by the Advisor for the Blended Asset Series I were $891 and $26,034. For the period October 12, 1993, (Commencement of Operations) to December 31, 1993 and for the fiscal year ended 1994, the advisory fees waived by the Advisor for the Blended Asset Series II were $393 and $37,315. For the period February 15, 1994 (Commencement of Operations) to December 31, 1994, the advisory fees waived by the Advisor for the Flexible Yield Series II was $905. For the period February 15, 1994 (Commencement of Operations) to December 31, 1994, the advisory fees waived by the Advisor for the Flexible Yield Series I was $443. For the period December 20, 1993, (Commencement of Operations) to December 31, 1993 and for the fiscal year ended 1994, the advisory fees waived by the Advisor for the Flexible Yield Series III were $11
and $1,683.   For the period January 17, 1994 (Commencement of Operations) to
December 31, 1994, the advisory fees paid to the Advisor for the New York Tax Exempt Series was $82,497. For the period February 14, 1994 (Commencement of Operations) to December 31, 1994, the advisory fees waived by the Advisor for
the Ohio Tax Exempt Series was $11,101.   For the period February 14, 1994
(Commencement of Operations) to December 31, 1994, advisory fees waived by the Advisor for the Diversified Tax Exempt Series was $22,494 and the aggregate total fees paid was $2,983. The Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding:
(i)brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the adviser made the decision or took the action which resulted in such claim the adviser acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

     The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

     In the Agreement, the Fund agrees that the words "Manning & Napier" in its name is derived from the name of the Advisor and is the property of the Advisor for copyright and all other purposes and that therefore such word may be freely used by the Advisor as to other investment companies or other investment products; the Fund further agrees that, in the event that the Advisor ceases to be the Fund's investment advisor for any reason, the Fund will (unless the Advisor otherwise consents in writing) promptly take all necessary steps to change its name to a name not including the words "Manning & Napier." The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

     On April 30, 1993, the Advisor became the Fund's Transfer Agent. For servicing the Blended Asset Series I , Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series and the Diversified Tax Exempt Series in this capacity, for the fiscal years ended 1993 and 1994, the Advisor received $29.87 and $7,396 from the Fund. The Advisor will not charge for its Transfer Agent services to the other Series.

     Manning & Napier Investor Services, Inc., acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. There will be no additional costs to clients for this service. The Advisor may impose separate requirements in connection with employee purchases of the Fund.

Custodian and Independent Accountant

     The custodian for the Energy Series, the Technology Series, the Financial Services Series, the Life Sciences Series, and the Global Fixed Income Series is Fleet Bank, N.A., 45 East Avenue, Rochester, N.Y. 14604, with the exception of the foreign securities held by the Fund, whose custodian is Boston Safe Deposit and Trust Company, One Cabot Road, 3rd Floor, Medford, MA 02155-5159. The custodian for the Small Cap Series, International Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Defensive
Series, Maximum Horizon Series and the    World Opportunities Series     is
Boston Safe Deposit and Trust Company, One Cabot Road, 3rd Floor, Medford, MA 02155-5159. Boston Safe Deposit and Trust Company may, at its own expense, employ a sub-custodian on behalf of the foreign securities held by the Fund, provided that Boston Safe Deposit and Trust Company shall remain liable for all its duties as custodian. Coopers & Lybrand, One Post Office Square, Boston, MA 02109 are the Fund's independent accountants for the Fund, with the exception of the Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Tax
Managed Series, Defensive Series, Maximum Horizon Series and the    World
Opportunities Series     where the independent accountants are Deloitte &
Touche, L.L.P., 125 Summer Street, Boston, MA 02110.

Portfolio Transactions and Brokerage

     The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund. For the fiscal years ending 1987, 1988, 1989, ,1992 and 1993 and 1994, the brokerage commissions incurred by the Small Cap Series were $90,216, $82,149, $0, $42,285, $60,820 and $90,860 , respectively. For the period November 4, 1988 (Commencement of Operations) to December 31, 1988 and the fiscal years ended 1989, 1990, 1991 and 1992, the brokerage commissions incurred by the Technology Series were $123,896, $80,326, $11,415, $5,795 and $137,000, respectively and for the period August 29, 1994 (Commencement of Operations) to December 31, 1994 was $13,693. For the period August 27, 1992 (Commencement of Operations) to December 31, 1992 and the fiscal years ended 1993 and 1994, the brokerage commissions incurred by the International Series were $219,814, $49,000 and $151,987. For the period October 7, 1992
(Commencement of Operations) to December 31, 1992 and the fiscal years ended 1993 and 1994, the brokerage commissions incurred by the Life Sciences Series were $10,670, $144,225 and $85,230. For the period September 15, 1993
(Commencement of Operations) to December 31, 1993 and for the fiscal year ended 1994, the brokerage commissions incurred by the Blended Asset Series I were $431 and $4,270. For the period October 12, 1993 (Commencement of Operations) to December 31, 1993 and for the fiscal year ended 1994, the brokerage commissions incurred by the Blended Asset Series II were $506 and $8,525. For the period February 15, 1994 (Commencement of Operations) to December 31, 1994, there were no brokerage commissions incurred by the Flexible Yield Series I. For the period February 15, 1994 (Commencement of Operations) to December 31, 1994, there were no brokerage commissions incurred by the Flexible Yield Series II. For the period December 20, 1993 (Commencement of Operations) to December 31, 1993 and for the fiscal year ended 1994, there were no brokerage commissions incurred by the Flexible Yield
Series III.   For the period January 17, 1994 (Commencement of Operations) to
December 31, 1994, there were no brokerage commissions incurred by the New York Tax Exempt Series. For the period February 14, 1994 (Commencement of Operations) to December 31, 1994, there were no brokerage commissions incurred by the Ohio Tax Exempt Series. For the period February 14, 1994 (Commencement of Operations) to December 31, 1994, there were no brokerage commissions incurred by the Diversified Tax Exempt Series. There were no brokerage commissions paid to affiliates during the last five fiscal years.

NET ASSET VALUE

     The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of the Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (which is currently 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges or on such System. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars at the exchange rates quoted at the close of the New York markets. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such
securities.   The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

REDEMPTION OF SHARES

Payment for shares redeemed

     Payment for shares presented for redemption may be delayed more than
   three     days only for (1) any period (A) during which the New York Stock
Exchange is closed other than customary week-end and holiday closings or (B) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

Redemption in Kind

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one per cent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.


     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional
Information.   New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as Regulated Investment Company

     As a regulated investment company ("RIC") under Subchapter M of the Code, each Series is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year will satisfy the Distribution Requirement.


     In addition to satisfaction of the Distribution Requirement each Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies, or from other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income") and derive less than 30% of its gross income from the sale or other disposition of stocks, securities and certain other investments held for less than three months including foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Series' principal business of investing in stock or securities or options and futures with respect to stocks or securities (the
so-called "Short-Short Gain Rule").   Moreover, at the close of each quarter
of its taxable year, at least 50% of the value of a Series' assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of other issuers (as to which such Series has not invested more than 5% of the value of its total assets in any one issuer and as to which such Series does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than Government securities and securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses (the "Asset Diversification Test").

     The foregoing requirements of the Code may inhibit the Series in their efforts to achieve their investment objectives.

1.     a.     Qualifying Income

     It is not clear to what extent income derived by a Series from foreign currency gains will, under future Treasury regulations, be treated by the Internal Revenue Service (the "Service") as Qualifying Income.
Consequently, each Series will take appropriate actions to limit such
transactions, where necessary, until such time as applicable U.S.     Treasury
regulations are issued or a Series receives a satisfactory opinion     of
counsel or private letter ruling from the Service that income from such currency transactions constitutes Qualifying Income.

1.     b.     Currency Transactions

     Transactions in forward currency contracts, currency futures contracts, options on currencies, and certain other instruments are subject to special rules which may affect the timing and character of distributions to shareholders by accelerating income to the Series, deferring Series' losses, causing adjustments in the holding periods of Series' securities, and converting capital gains into ordinary income. For example, certain foreign currency gains realized by a Series will be treated as ordinary income rather than capital gain under Section 988 of the Code. The tax treatment of certain foreign currency contracts, futures contracts, and options on futures contracts entered into by a Series will be governed by Section 1256 of the Code. In general, each such position held by the Series will be marked to market (i.e., treated as if it were closed out on the last business day of each taxable year of the Series), and all gain or loss associated with such marking to market or other transactions in such positions will be treated as
60% long-term and 40% short-term capital gain     or loss.

     When a Series holds an option or contract governed by Section 1256 which substantially diminishes the Series' risk of loss with respect to another position held by the Series which is not governed by Section 1256, this combination of positions could be a "mixed straddle" that is generally subject to Section 1092 of the Code in addition to Section 1256 of the Code. The Series may make certain tax elections for its "mixed straddles" which
could eliminate the effects of Section 1256.   In addition, a Series'
activities in foreign currency contracts, futures contracts and options may be limited by the requirements for qualification as a regulated investment company and by future legislative or regulatory changes in these requirements.

     2.     Short-Short Gain Rule

          Because of the Short-Short Gain Rule, a Series may have to:

          (1) limit the sale of appreciated securities held for less than three months;

          (2) limit the short sale of, or the acquisition of put options on, appreciated securities held for one year or less;

          (3) limit the closing of call options or secured put options it has written or of appreciated put options it has held for less than three months; and

          (4) limit writing options that expire in less than three months and covered call options on securities that have been held for less than three months and are likely to appreciate significantly during the option period.

     To the extent a Series is able to identify and designate offsetting positions as "hedges," increases and decreases in the value of such positions will be netted for purposes of determining whether the Short-Short Gain Rule has been satisfied. In addition, the Short-Short Gain Rule will not prevent a Series from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period has no impact.

3.   Asset Diversification Test

     The Service has ruled (1) that the issuer of a call option written on a security is the issuer of the underlying security and (2) that, where the writer of a call option owns the underlying security, the Asset
Diversification Test will be applied solely to such security and that the value of the option will not be counted.

     The Service has informally ruled for purposes of the Asset
Diversification Test that (1) a put option on a security is itself a "security", (2) the issuer of a put option on a security is the issuer of the underlying security, (3) the market value of a purchased put option should be the measure of the investment in the instrument as a "security", and (4) the market value of the underlying security should be the measure of the investment in a written put option as a "security".

     By law, the Series may not rely on informal rulings of the Service. Consequently, a Series may find it necessary to seek its own ruling from the Service on these issues or to curtail its options trading in order to stay within the limits of the Asset Diversification Test.

     It is unclear under present law who should be treated as the issuer of foreign currency exchange contracts, although it has been suggested that the issuer in each case would be the foreign central bank or foreign government backing the particular currency. A Series may find it necessary to curtail trading in forward foreign currency contracts or seek a ruling on this issue. A Series may also find it necessary to seek rulings with respect to other financial instruments, or curtail trading therein, for purposes of the Asset Diversification Test.


Fund Distributions

     Investors should be careful to consider the tax implications of buying shares of a Series just prior to the record date of an ordinary income dividend or capital gain distribution. The price of shares purchased at that time may reflect the amount of the forthcoming ordinary income dividend or capital gain distribution. Those purchasing just prior to an ordinary income dividend or capital gain distribution will nevertheless be taxable on the entire amount of the distribution received.

     In the event a Series elects to retain its net capital gain, it is expected that such Series also will elect to have shareholders treated as having received a distribution of such gain, with the result that they will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of capital gain tax paid by such Series on the gain, and will increase the tax basis for their shares by an amount equal to 65% of the deemed distribution.

     Investors should be aware that any loss realized upon the sale, exchange or redemption of Series shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain distributions have been paid with respect to such shares or any amounts have been treated as long-term capital gains with respect to such shares pursuant to the election described in the preceding paragraph. Investors should also be aware that the maximum federal tax rate on long-term capital gains has been increased to 35% for corporate taxpayers and to 28% for non-corporate taxpayers.

     In some circumstances the Series' use of short sales, writing of covered call options and acquisitions of put options to further its investment objectives may reduce the portion of its distributions that qualify for the corporate dividends received deduction.

     Except in the case of the International Series and Global Fixed Income Series, the Code allows a 70% dividends-received deduction (the "deduction") to corporate shareholders of any Series. Special provisions are contained in the Code as to the eligibility of payments to such shareholders for the deduction. The extent to which the ordinary income dividends paid by a Series are eligible for the deduction is determined by the ratio of the aggregate dividends received by such Series from domestic corporations in any fiscal year to the ordinary income dividends paid by such Series for that year. For purposes of determining the deduction, a Series may not take into account any amount received as a dividend with respect to any security unless such Series has held the security with respect to which the dividend has been paid for a minimum period, generally 46 days. Moreover, corporate taxpayers will have to take into account the entire amount of any dividend received from a Series for purposes of the alternative minimum tax and environmental tax. Capital gains distributions are not eligible for the dividends received deduction.

     As noted in the Prospectuses for the New York Tax Exempt Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series, exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by
Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% or 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax. Each Tax Exempt Series intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings" as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

     The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for each Tax Exempt Series will be applied uniformly to all dividends declared with respect to the Series during that year. This percentage may differ from the actual percentage for any particular day.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax Exempt Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in
Section 86 of the Code.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of a Tax Exempt Series.

"Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

     Issuers of bonds purchased by a Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

     From time to time, the Fund may present its performance in communications to shareholders, sales literature, and advertising. Performance measurements will be presented by average annual total return, total return, and/or cumulative total return. All measurements will be based upon the change in net assets resulting from all Fund operations, including the reinvestment of dividends and distributions, if any, for the specified periods.

     The Fund's performance will vary from time to time depending on market conditions, the composition of its portfolio, and its level of operation expenses. Consequently, any performance figures should not be considered representative of the future performance of the Fund. The Fund may include in performance advertisements rankings or similar information provided by Morningstar or other organizations.

Other Considerations

     A 4% non-deductible excise tax is imposed on RICs that fail to distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year and 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year, even if they satisfy the Distribution Requirement. The balance of such income must be distributed during the next calendar year.
Each Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Series may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

     For purposes of the excise tax, a RICs must (1) offset a net ordinary loss for any calendar year in determining its capital gain net income, but only to the extent the capital gain net income for the one-year period ending on October 31 of such calendar year exceeds the net capital gains for said period and (2) exclude certain foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


     Rules of state and local taxation of ordinary income dividends and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors for the application of the federal rules outlined above to their particular circumstances and for the application of state and local tax rules affecting investment in the Fund. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

                          PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements (incorporated by reference to the Post-Effective No. 18 to the Registration Statement on Form N-1A filed on July 21, 1995):

(1) The following financial statements are included in the prospectus constituting Part A of the Technology Series of the Registration
    Statement: Financial Highlights for the years December 31, 1989 through 1991 (audited) and for the period November 4, 1988 (commencement of operations) to December 31, 1988 (audited) and January 1, 1992 to May 11, 1992 (audited), and the period August 29, 1994 (commencement of operations) to December 31, 1994 (audited). Statement of Additional Information constituting Part B of the Technology Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 30, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period August 29, 1994 to December 31,
    1994.
    Statement of Changes in Net Assets for the period April 30, 1992 to December 31, 1994. Notes to the Financial Statements.
(2) The following financial statements are included in the prospectus constituting Part A of the Small Cap Series of the Registration Statement:
    Financial Highlights for the period January 1, 1989 to July 24, 1989
    (date of final redemption), for each of the two years in the period ended December 31, 1988 and for the period January 6, 1986 (commencement of operations) to December 31 1986, and the period April 30, 1992 to December 31, 1992 and for the fiscal years ended 1993 and 1994 (audited).
    Statement of Additional Information constituting Part B of the Small Cap Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 30, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period April 30, 1992 to December 31,
    1994.
    Statement of Changes in Net Assets for the period April 30, 1992 to
 December
     31, 1994.
     Notes to the Financial Statements.
     Report of Independent Certified Public Accountants dated April 25, 1990. Statement of Operations - For the period January 1, 1989 to July 24, 1989 (date of final redemption).
     Statement of Changes in Net Assets for the period January 1, 1989 to July 24, 1989 (date of final redemption) and for the year ended December 31, 1988.
     Notes to Financial Statements.
(3) The following financial statements are included in the prospectus constituting Part A of the International Series of the Registration
    Statement: Financial Highlights for the period August 28, 1992 to December 31, 1992 and for the fiscal years ended 1993 and 1994 (audited). Statement of Additional Information constituting Part B of the International Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 30, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period August 28, 1992 to December 31,
    1994.
    Statement of Changes in Net Assets for the period August 28, 1992 to December 31, 1994.
    Notes to the Financial Statements.
(4) The following financial statements are included in the prospectus constituting Part A of the Life Sciences Series of the Registration
    Statement: Financial Highlights for the period October 7, 1992 to December 31, 1992 and for the fiscal year ended 1993 and 1994 (audited). Statement of Additional Information constituting Part B of the Life Sciences Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 30, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period October 7, 1992 to December 31,
    1994.
    Statement of Changes in Net Assets for the period October 7, 1992 to December 31, 1994.
    Notes to the Financial Statements.
(5) The following financial statements are included in the prospectus constituting Part A of the Blended Asset Series I of the Registration
    Statement: Financial Highlights for the period September 15, 1993 to December 31, 1993 (audited) and the fiscal year ended 1994 (audited). Statement of Additional Information constituting Part B of the Blended Asset Series I of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 27, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period September 15, 1993 to December 31, 1994. Statement of Changes in Net Assets for the period September 15, 1993 to December 31, 1994.
    Notes to the Financial Statements.
(6) The following financial statements are included in the prospectus constituting Part A of the Blended Asset Series II of the Registration
    Statement: Financial Highlights for the period October 12, 1993 to December 31, 1993 (audited) and for the fiscal year ended 1994 (audited). Statement of Additional Information constituting Part B of the Blended Asset Series II of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 27, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period October 12, 1993 to December 31, 1994.
    Statement of Changes in Net Assets for the period October 12, 1993 to December 31, 1994.
    Notes to the Financial Statements.
(7) The following financial statements are included in the prospectus constituting Part A of the Flexible Yield Series III of the Registration
    Statement: Financial Highlights for the period December 20, 1993 to December 31, 1993 (audited) and the fiscal year ended 1994 (audited). Statement of Additional Information constituting Part B of the Flexible Yield Series III of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 27, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period December 20, 1993 to December
    31, 1994.
    Statement of Changes in Net Assets for the period December 20, 1993 to December 31, 1994.
    Notes to the Financial Statements.
(8) The following financial statements are included in the prospectus constituting Part A of the Flexible Yield Series I of the Registration
    Statement: Financial Highlights for the period February 15, 1994 to December 31, 1994 (audited).
    Statement of Additional Information constituting Part B of the Flexible Yield Series I of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 27, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period February 15, 1994 to December
    31, 1994.
    Statement of Changes in Net Assets for the period February 15, 1994 to December 31, 1994.
    Notes to the Financial Statements.
(9) The following financial statements are included in the prospectus constituting Part A of the Flexible Yield Series II of the Registration
    Statement: Financial Highlights for the period February 15, 1994 to December 31, 1994 (audited).
    Statement of Additional Information constituting Part B of the Flexible Yield Series II of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 27, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period February 15, 1994 to December
    31, 1994.
    Statement of Changes in Net Assets for the period February 15, 1994 to December 31, 1994.
    Notes to the Financial Statements.
(10) The following financial statements are included in the prospectus constituting Part A of the New York Tax Exempt Series of the Registration
    Statement: Financial Highlights for the period January 17, 1994 to December 31, 1994 (audited).
    Statement of Additional Information constituting Part B of the New York Tax Exempt Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 30, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period January 17, 1994 to December 31, 1994.
    Statement of Changes in Net Assets for the period January 17, 1994 to December 31, 1994.
    Notes to the Financial Statements.
(11) The following financial statements are included in the prospectus constituting Part A of the Ohio Tax Exempt Series of the Registration
    Statement: Financial Highlights for the period February 14, 1994 to December 31, 1994 (audited).
    Statement of Additional Information constituting Part B of the Ohio Tax Exempt Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 30, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period February 14, 1994 to December
    31, 1994.
    Statement of Changes in Net Assets for the period February 14, 1994 to December 31, 1994.
    Notes to the Financial Statements.
(12) The following financial statements are included in the prospectus constituting Part A of the Diversified Tax Exempt Series of the Registration Statement: Financial Highlights for the period February 14, 1994 to December 31, 1994 (audited).
    Statement of Additional Information constituting Part B of the Ohio Tax Exempt Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated January 30, 1995 Statement of Assets and Liabilities - December 31, 1994.
    Statement of Operations - For the period February 14, 1994 to December
    31, 1994.
    Statement of Changes in Net Assets for the period February 14, 1994 to December 31, 1994.
    Notes to the Financial Statements.

     All Series of the Fund other than the Small Cap Series, International Series, Life Sciences Series, Technology Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series IIl, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New York Tax Exempt Series have not commenced operations. Accordingly, no financial statements are being filed for these Series at this time.

(b)     Exhibits:
     (1)  (i)      Articles of Incorporation (incorporated by reference to
 Exhibit (1)(i) to the Registration Statement on Form N-1A (File No. 2-92633) filed on August 7, 1984).
          (ii)     Articles of Amendment (incorporated by reference to Exhibit
 (1)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on June 10, 1985).
          (iii) Articles of Amendment (incorporated by reference to Exhibit to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).
          (iv)     Articles of Amendment (incorporated by reference to Exhibit
 (1)(iv) to the Registration Statement on Form N-1A filed on July 17, 1986).

     (2)  (a)     By-Laws (incorporated by reference to Exhibit (2) to the
 Registration Statement on Form N-1A filed on August 7, 1984).
          (b) Amendment to By-Laws adopted June 11, 1987 (incorporated by reference to Exhibit 2 (b) on Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 2-92633) filed on April 28,
 1988).
          (c) Amendment to By-Laws adopted October 19, 1990 (incorporated by reference to Exhibit 2 (c) on Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-92633) filed on January 30,
 1991).

     (3)  Not Applicable.

     (4)  (a)     Specimen Stock Certificate (incorporated by reference to
 Exhibit (4a) to the Registration Statement on Form N-1A filed on July 17,
 1986).
          (b) Articles Supplementary to the charter as filed with the State of Maryland on July 10, 1986 (incorporated by reference to Exhibit (4b) to the Registration Statement on Form N-1A filed on July 17, 1986).
          (c) Articles Supplementary to the charter as filed with the State of Maryland on January 23, 1989 (incorporated by reference to Exhibit 4(c) to the Registration Statement on Form N-1A filed on April 28, 1989).
          (d) Articles Supplementary to the charter filed with the State of Maryland on September 25, 1989 (incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
          (e) Articles supplementary to the charter filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit 4(e) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed January 30, 1991).
          (f) Articles supplementary to the charter filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit 4(f) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed May 6, 1992).
          (g) Articles supplementary to the charter filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit 4(g) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
          (h) Articles supplementary to the charter filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit 4(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed September 30, 1993).
          (i) Articles supplementary to the charter filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit 4(i) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed December 22, 1995).

     (5)  (a)     Investment Advisory Agreement (incorporated by reference to
 Exhibit 5(a) to the Registration Statement on Form N-1A filed on July 17,
 1986).
          (b)     Investment Advisory Agreement (incorporated by reference to
 Exhibit 5(b) to the Registration Statement on Form N-1A filed on May 10,
 1993).
          (c) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(c) to the Registration Statement on Form N-1A filed on September 30, 1993).
          (d) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(d) to the Registration Statement on Form N-1A filed on July 21, 1995).
          (e) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(e) to the Registration Statement on Form N-1A filed on December 22, 1995.

     (6) (a) Distribution Agreement (incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed January 30, 1991).
          (b) Distribution Agreement (incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).

     (7)  Not Applicable.

     (8)  (a)     Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed December 23, 1985).
          (b) Custodian Agreement for International Series (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
          (c) Custodian Agreement for all foreign securities held by the Fund (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on May 6, 1992).

     (9)  (a)     Transfer Agent Agreement (incorporated by reference to
 Exhibit 9(a) to Pre-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
          (b)     Transfer Agent Agreement (incorporated by reference to
 Exhibit 9(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed September 30, 1993).
          (c)     Transfer Agent Agreement (incorporated by reference to
 Exhibit 9(c) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed May 26, 1995).
          (d)     Transfer Agent Agreement (incorporated by reference to
 Exhibit 9(d) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed July 21, 1995).
          (e)     Transfer Agent Agreement (incorporated by reference to
 Exhibit 9(e) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed December 22, 1995).

     (10) Opinion of Morgan, Lewis & Bockius was filed with Registrant's Rule 24f-2 Notice relating to the fiscal year ending December 31, 1992 on February 24, 1993. Registrant' intends to file its Rule 24f-2 Notice for its fiscal year ended December 31, 1993 on or before February 28, 1994. Opinion of Morgan, Lewis & Bockius was filed with Registrant's Rule 24f-2 Notice relating to the fiscal year ending December 31, 1994 on February 24, 1995.

     (11)     Not Applicable.

     (12)     Not Applicable.

     (13) Investment letters (incorporated by reference to Exhibit #13, to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).

     (14)     Not Applicable
     (15)     Not Applicable

     (16) Schedule for computation of each performance quotation (incorporated by reference to Exhibit #16, to Pre-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 26, 1995.

ITEM 25.

     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Reference is made to Part B of the Registration Statement, under the heading "Management".

ITEM 26.


      NUMBER OF HOLDERS OF SECURITIES.

      As of    December 14, 1995:

          (1)                                      (2)
      Title of Class                     Number of record holders

      Class A                                               1,578
      Class B                                                   4
      Class D                                               1,326
      Class E                                                   3
      Class G                                               1,359
      Class H                                                   2
      Class K                                                 270
      Class L                                                 447
      Class M                                                  20
      Class N                                                  16
      Class O                                                  23
      Class P                                                 272
      Class Q                                                  65
      Class R                                                 122






ITEM 27.

     INDEMNIFICATION.

          Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Gulf Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM 28.

     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          Manning & Napier Advisors, Inc. is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

ITEM 29.



     PRINCIPAL UNDERWRITERS.

     (a)  Not Applicable

     (b)  Manning & Napier Investor Services, Inc. is the Distributor for the
          Registrant's shares.


Name & Principal     Positions & Offices   Positions & Offices
Business Address       with Distributor      with Registrant
-------------------  --------------------  -------------------


B. Reuben Auspitz    President & Director  Director & Vice
1100 Chase Square                          President
Rochester, NY 14604

Julie Raschella      Director              N/A
1100 Chase Square
Rochester, NY 14604

Beth A. Hendershot   Treasurer             N/A
1100 Chase Square
Rochester, NY 14604

Barbara A. Lapple    Corporate Secretary   Corporate Secretary
1100 Chase Square
Rochester, NY 14604

George Nobiliski     Director              N/A
1100 Chase Square
Rochester, NY 14604



(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

Item 30.

        Location of Accounts and Records.

                The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession Registrant except for the records required by Rule 31a-1(b)
        (2)(a) and (b), which are in the possession of the Custodian.

Item 31.

        Management Services.

                Not Applicable.

Item 32.

        Undertakings.

                If requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with shareholders as required by Section 16(c).

                Also, to file within four to six months from the effective date of this registration statement or commencement of operations, if later, a post-effective amendment using financial statements which need not be certified.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rochester and State of New York on the 22nd day of December, 1995.




Manning & Napier Fund, Inc.
(Registrant)


By:/s/William Manning
----------------------------
      William Manning
      President






     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.





Signature                Title                  Date
-----------------------  ---------------------  --------

/s/William Manning       Principal Executive    12/22/95
-----------------------                         --------
   William Manning       Officer


/s/B. Reuben Auspitz     Director and Officer   12/22/95
-----------------------                         --------
   B. Reuben Auspitz


/s/Martin F. Birmingham  Director               12/22/95
-----------------------                         --------
   Martin F. Birmingham


/s/Harris H. Rusitzky    Director               12/22/95
-----------------------                         --------
   Harris H. Rusitzky


/s/Peter L. Faber        Director               12/22/95
-----------------------                         --------
   Peter L. Faber


/s/Timothy P. Mullaney   Chief Financial        12/22/95
-----------------------                         --------
   Timothy P. Mullaney   & Accounting Officer,
                         Treasurer





                                EXHIBIT INDEX

Exhibits No.

(1)  (i)     Articles of Incorporation (incorporated by reference to Exhibit
    (1)(i) to the Registration Statement on Form N-1A (File No. 2-92633) filed on August 7, 1984).
     (ii)     Articles of Amendment (incorporated by reference to Exhibit
 (1)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on June 10, 1985).
     (iii)     Articles of Amendment (incorporated by reference to Exhibit
 (1)(iii) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).
     (iv)     Articles of Amendment (incorporated by reference to Exhibit
 (1)(iv) to the Registration Statement on Form N-1A filed on July 17, 1986).

(2)  (a)     By-Laws (incorporated by reference to Exhibit (2) to the
    Registration Statement on Form N-1A filed on August 7, 1984).
     (b) Amendment to By-Laws adopted June 11, 1987 (incorporated by reference to Exhibit 2 (b) on Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 2-92633) filed on April 28,
 1988).
     (c) Amendment to By-Laws adopted October 19, 1990 (incorporated by reference to Exhibit 2 (c) on Post -Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-92633) filed on January 30,
 1991).

(3)     Not Applicable.

(4)  (a)     Specimen Stock Certificate (incorporated by reference to Exhibit
    4(a) to the Registration Statement on Form N-1A filed on July 17, 1986).
     (b) Articles Supplementary to the charter as filed with the State of Maryland on July 10, 1986 (incorporated by reference to Exhibit 4(b) to the Registration Statement on Form N-1A filed on July 17, 1986).
     (c) Articles Supplementary to the charter as filed with the State of Maryland on January 23, 1989 (incorporated by reference to Exhibit 4(c) to the Registration Statement on Form N-1A filed on April 28, 1989).
     (d) Articles Supplementary to the charter filed with the State of Maryland on September 25, 1989 (incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
     (e) Articles supplementary to the charter filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit 4(e) to the Registration Statement on Form N-1A filed on January 30, 1991).
     (f) Articles supplementary to the charter filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit 4(f) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed May 6, 1992).
     (g) Articles supplementary to the charter filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit 4(g) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
     (h) Articles supplementary to the charter filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit 4(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on September 30, 1993).
     (i) Articles supplementary to the charter filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit 4(i) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on December 22, 1995.
(5)  (a)     Investment Advisory Agreement (incorporated by reference to
    Exhibit 5(a) to the Registration Statement on Form N-1A filed on July 17,
    1986).
     (b)     Investment Advisory Agreement (incorporated by reference to
 Exhibit 5(b) to the Registration Statement on Form N-1A filed on May 10,
 1993).
     (c) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(c) to the Registration Statement on Form N-1A filed on September 30, 1993).
     (d) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(d) to the Registration Statement on Form N-1A filed on July 21, 1995).
     (e) Supplement to Schedule A of the Investment Advisory Agrement (incorporated by reference to Exhibit 5(e) to the Registration Statement on Form N-1A filed on December 22, 1995.

(6)  (a)     Distribution Agreement (incorporated by reference to Exhibit 6(a)
    to the Registration Statement on Form N-1A filed on January 30, 1991).
     (b) Distribution Agreement (incorporated by reference to Exhibit 6(b) to the Registration Statement on Form N-1A filed on May 10, 1993).

(7)     Not Applicable.

(8)  (a)     Custodian Agreement (incorporated by reference to Exhibit 8 to
    Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed December 23, 1985).
     (b) Custodian Agreement for International Series (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
     (c) Custodian Agreement for all foreign securities held by the Fund (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on May 6, 1992).

(9)  (a)     Transfer Agent Agreement (incorporated by reference to Exhibit
    9(a) to Pre-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
     (b) Supplement to the Schedule A and B of the Transfer Agent Agreement (incorporated by reference to Exhibit 9(b) to Pre-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed September 30, 1993).
     (c) Supplement to the Schedule A and B of the Transfer Agent Agreement (incorporated by reference to Exhibit 9(c) to Pre-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed May 26,
 1995).
     (d) Supplement to the Schedule A and B of the Transfer Agent Agreement (incorporated by reference to Exhibit 9(d) to Pre-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed July 21,
 1995).
     (e) Supplement to the Schedule A and B of the Transfer Agent Agreement (incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed December 22, 1995).

(10) Opinion of Morgan, Lewis & Bockius was filed with Registrant's Rule 24f-2 Notice relating to the fiscal year ending December 31, 1992 on February 24, 1993. Registrant' intends to file its Rule 24f-2 Notice for its fiscal year ended December 31, 1993 on or before February 28, 1994. Registrant' filed its Rule 24f-2 Notice relating to the fiscal year ending December 31, 1994 on February 25, 1995.

(11)     Not Applicable.
(12)     Not Applicable.

(13) Investment letters (incorporated by reference to Exhibit #13, to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).

(14)     Not Applicable.

(15)     Not Applicable.

(16) Schedule for computation of each performance quotation (incorporated by reference to Exhibit #16, to Pre-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 26, 1995).

                         MANNING & NAPIER FUND, INC.
                    ARTICLES SUPPLEMENTARY TO THE CHARTER

     Manning & Napier Fund, Inc., a Maryland corporation having its principal office in Baltimore City, Maryland (hereinafter called the Corporation), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

     FIRST: The Board of Directors of the Corporation, at a meeting duly convened and held on December 13, 1995, adopted resolutions classifying: Fifty million (50,000,000) of the unissued shares of the common stock of the Corporation, par value $.01 per share, with an aggregate par value of Five Hundred Thousand Dollars ($500,000) as Class U Common Stock, by setting before the issuance of such shares, the preferences, rights, voting powers, restrictions, limitations as to dividends, qualification or terms of redemption of, and the conversion or other rights, thereof as hereinafter set forth.

     SECOND: A description of the shares so classified with the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption as set or changed by the Board of Directors of the Corporation is as follows:

     A description, preference, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption of each class of common stock of the Corporation are set forth in Article Fifth of the Corporation's Articles of Incorporation, as amended, and have not been changed by the Board of Directors of the Corporation.

     THIRD: The shares aforesaid have been duly classified by the Board of Directors pursuant to authority and power contained in the charter of the Corporation.

     IN WITNESS WHEREOF, Manning & Napier Fund, Inc. has caused these presents to be signed in its name and on its behalf by its Vice President and attested by its Secretary on December 13, 1995.


                                      Manning & Napier Fund, Inc.



                                      By:/s/B. Reuben Auspitz
                                            B. Reuben Auspitz, Vice President

Attest:



/s/Barbara Lapple
   Barbara Lapple, Secretary


     THE UNDERSIGNED, Vice President of Manning & Napier Fund, Inc., who executed on behalf of said Corporation the foregoing Articles Supplementary to the Charter, of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said corporation, and further certifies that, to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



                                         /s/B. Reuben Auspitz
                                            B. Reuben Auspitz

                         MANNING & NAPIER FUND, INC.
                                   FORM OF
                 SUPPLEMENT TO INVESTMENT ADVISORY AGREEMENT
                                  SCHEDULE A

                          World Opportunities Series


     SUPPLEMENT TO INVESTMENT ADVISORY AGREEMENT (the "Agreement") dated as of April 30, 1993 between Manning & Napier Fund, Inc. (the "Fund") and Manning & Napier Advisors, Inc. (the "Advisor").


                                   RECITALS

         The Fund has executed and delivered the Investment Advisory Agreement dated as of April 30, 1993 (the "Agreement"), between the Fund and the Advisor. The Agreement sets forth the rights and obligation of the parties with respect to the management of the Series of the Fund. The Fund has created one additional Series: World Opportunities Series (the "Additional Series").


                                  AGREEMENTS

     Now, therefore, the parties agree as follows:

        The percentage rate in Schedule A of the Agreement with respect to the Additional Series will be as set forth below:

            SERIES                            PERCENTAGE

     World Opportunities Series                  1.00%


     The parties below have executed this Agreement as of December 13, 1995.



                              MANNING & NAPIER FUND, INC.



                              /s/William Manning
                                 William Manning, President


                              MANNING & NAPIER ADVISORS, INC.



                              /s/B. Reuben Auspitz
                                 B. Reuben Auspitz, Executive V.P.

                         MANNING & NAPIER FUND, INC.
                                   FORM OF
                    SUPPLEMENT TO TRANSFER AGENT AGREEMENT
                                  SCHEDULE A
                                DATED 12-13-95

                          World Opportunities Series


     SUPPLEMENT TO TRANSFER AGENT AGREEMENT (the "Agreement") dated as of April 30, 1993 between Manning & Napier Fund, Inc. (the "Fund") and Manning & Napier Advisors, Inc. (the "Advisor").


                                   RECITALS

         The Fund has executed and delivered the Investment Advisory Agreement dated as of April 30, 1993 (the "Agreement"), between the Fund and the Transfer Agent. The Agreement sets forth the rights and obligation of the parties with respect to the transfer agency functions of the Series of the Fund. The Fund has created the World Opportunities Series (the "Additional Series").

                                  AGREEMENTS

     Now, therefore, the parties agree as follows:

     The following will be subject to the terms and conditions of the
Agreement:



                          World Opportunities Series


     The parties below have executed this Agreement as of December 13, 1995.



                              MANNING & NAPIER FUND, INC.



                              /s/William Manning
                                 William Manning, President


                              MANNING & NAPIER ADVISORS, INC.



                              /s/B. Reuben Auspitz
                                 B. Reuben Auspitz, Executive V.P.




                         MANNING & NAPIER FUND, INC.
                                   FORM OF
                    SUPPLEMENT TO TRANSFER AGENT AGREEMENT
                                  SCHEDULE B
                                DATED 12-13-95

                          World Opportunities Series


     SUPPLEMENT TO TRANSFER AGENT AGREEMENT (the "Agreement") dated as of April 30, 1993 between Manning & Napier Fund, Inc. (the "Fund") and Manning & Napier Advisors, Inc. (the "Advisor").


                                   RECITALS

         The Fund has executed and delivered the Investment Advisory Agreement dated as of April 30, 1993 (the "Agreement"), between the Fund and the Transfer Agent. The Agreement sets forth the rights and obligation of the parties with respect to the transfer agency functions of the Series of the Fund. The Fund has created the World Opportunities Series (the "Additional Series").

                                  AGREEMENTS

     Now, therefore, the parties agree as follows:

        The percentage rate in Schedule B of the Agreement with respect to the Additional series is set forth below:

            SERIES                            PERCENTAGE

     World Opportunities Series                  .024%




     The parties below have executed this Agreement as of December 13, 1995.



                              MANNING & NAPIER FUND, INC.



                              /s/William Manning
                                 William Manning, President


                              MANNING & NAPIER ADVISORS, INC.



                              /s/B. Reuben Auspitz
                                 B. Reuben Auspitz, Executive V.P.